Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	3 Months Ended
Mar. 31, 2022
Furniture and fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Leasehold Improvement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease life or economic life
Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
Computers and software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years